                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Magnetar Financial LLC
                 ---------------------------------
   Address:      1603 Orrington Avenue, 13th Floor
                 ---------------------------------
                 Evanston, IL  60201
                 ---------------------------------

Form 13F File Number: 28-11800
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Turro
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   847-905-4690
         -------------------------------

Signature, Place, and Date of Signing:

           /s/Michael Turro              Evanston, IL     February 14, 2013
   -------------------------------    -----------------   -----------------
            [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 111
                                        --------------------

Form 13F Information Table Value Total: $ 2,100,288
                                        --------------------
                                            (thousands)

CONFIDENTIAL MATERIAL APPEARING IN THIS DOCUMENT HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION IN ACCORDANCE WITH THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, AND RULE 24B-2 PROMULGATED THEREUNDER.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1.        28-14458                     MTP Energy Management LLC
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

      COLUMN 1          COLUMN 2      COLUMN 3  COLUMN 4           COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------
NAME OF              TITLE OF                    VALUE    SHRS OR    SH/   PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
ISSUER               CLASS            CUSIP     [x$1000]  PRN AMT    PRN   CALL   DISCRETION  MANAGERS   SOLE    DEFINED  NONE
------------------------------------------------------------------------------------------------------------------------------
* THE ADT
   CORPORATION       COM              00101J106    11,623    250,000 SH           SOLE                   250,000
ABBOTT LABS          EX DISTRIB WI    002824126     8,045    256,200 SH           SOLE                   256,200
* ADVANTAGE OIL &
   GAS LTD           COM              00765F101       758    234,989 SH           SOLE                   234,989
* ALPHA NATURAL
   RESOURCES INC     COM              02076X102     2,435    250,000 SH    CALL   SOLE                   250,000
* AMERICAN INTL
   GROUP INC         COM NEW          026874784       706     20,000 SH    CALL   SOLE                    20,000
* ANADARKO PETE
   CORP              COM              032511107     7,462    100,412 SH           SOLE                   100,412
* ANADARKO PETE
   CORP              COM              032511107   162,026  2,180,400 SH    CALL   SOLE                 2,180,400
* ANADARKO PETE
   CORP              COM              032511107    11,540    155,300 SH    PUT    SOLE                   155,300
* APOLLO COML
   REAL EST FIN INC  COM              03762U105     1,623    100,000 SH           SOLE                   100,000
* APPLE INC          COM              037833100     5,330     10,000 SH           SOLE                    10,000
ARMOUR RESIDENTIAL
   REIT INC          *W EXP 11/07/201 042315119        68  2,358,651 SH           SOLE                 2,358,651
* ARRIS GROUP INC    COM              04269Q100    11,952    800,000 SH           SOLE                   800,000
* AVON PRODS INC     COM              054303102     3,622    252,200 SH    CALL   SOLE                   252,200
* BAKER HUGHES INC   COM              057224107    14,294    350,000 SH    CALL   SOLE                   350,000
* BANK OF AMERICA
   CORPORATION       COM              060505104     5,800    500,000 SH    CALL   SOLE                   500,000
* BREITBURN ENERGY
   PARTNERS LP       COM UT LTD PTN   106776107    17,424    943,381 SH           DEFINED     1          943,381
* BROOKDALE SR
   LIVING INC        COM              112463104     2,072     81,826 SH           SOLE                    81,826
* CABOT OIL & GAS
   CORP              COM              127097103    19,630    394,653 SH           DEFINED     1          394,653
* CABOT OIL & GAS
   CORP              COM              127097103     7,352    147,800 SH    PUT    SOLE                   147,800
* CELANESE CORP DEL  COM SER A        150870103       352      7,900 SH           SOLE                     7,900
CEMEX SAB DE CV      NOTE 3.750% 3/1  151290BC6    17,079 15,000,000 PRN                                                  NONE
* CHENIERE ENERGY
   INC               COM NEW          16411R208    56,958  3,032,914 SH           DEFINED     1        3,032,914
* CHESAPEAKE ENERGY
   CORP              COM              165167107     2,210    133,000 SH           DEFINED     1          133,000
* CHICAGO BRIDGE &
   IRON CO N V       N Y REGISTRY SH  167250109    30,910    666,872 SH           SOLE                   666,872
* COBALT INTL
   ENERGY INC        COM              19075F106    20,607    839,028 SH           SOLE                   839,028
COBALT INTL ENERGY
   INC               NOTE 2.625%12/   19075FAA4    33,308 33,000,000 PRN                      1                           NONE
* CONCHO RES INC     COM              20605P101    28,196    350,000 SH           DEFINED     1          350,000
* CONSTELLATION
   BRANDS INC        CL A             21036P108    29,876    844,200 SH    PUT    SOLE                   844,200
* DOW CHEM CO        COM              260543103       320      9,900 SH           SOLE                     9,900
* EOG RES INC        COM              26875P101    39,250    324,948 SH           SOLE                   324,948
* EOG RES INC        COM              26875P101    90,460    748,900 SH    PUT    SOLE                   748,900
ENCORE CAP GROUP
 INC                 NOTE 3.000%11/2  292554AC6     5,640  5,000,000 PRN                                                  NONE
* ENERGY TRANSFER
   EQUITY L P        COM UT LTD PTN   29273V100     3,429     75,391 SH           DEFINED     1           75,391
EXELIXIS INC         NOTE 4.250% 8/   30161QAC8     3,891  4,000,000 PRN                                                  NONE
* EXPRESS SCRIPTS
   HLDG CO           COM              30219G108    80,964  1,499,329 SH           SOLE                 1,499,329
* EXPRESS SCRIPTS
   HLDG CO           COM              30219G108    69,865  1,293,800 SH    PUT    SOLE                 1,293,800
GENERAL CABLE CORP
 DEL NEW             FRNT 4.500%11/1  369300AL2    19,320 17,712,000 PRN                                                  NONE
GENERAL MTRS CO      *W EXP 07/10/201 37045V126     1,253    100,000 SH           SOLE                   100,000
* GEOEYE INC         COM              37250W108    23,835    775,640 SH           SOLE                   775,640
GILEAD SCIENCES INC  NOTE 1.000% 5/0  375558AN3    20,499 12,500,000 PRN                                                  NONE
* GROUPON INC        COM CL A         399473107     7,633  1,564,100 SH           SOLE                 1,564,100

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
* GULFPORT ENERGY
   CORP              COM NEW          402635304     8,370    219,000 SH           SOLE                   219,000
* HALLIBURTON CO     COM              406216101    12,142    350,000 SH    CALL   SOLE                   350,000
* HERTZ GLOBAL
   HOLDINGS INC      COM              42805T105    49,097  3,017,651 SH           SOLE                 3,017,651
* INERGY L P         UNIT LTD PTNR    456615103    14,088    774,468 SH           DEFINED     1          774,468
* INERGY MIDSTREAM
   LP                U LTD PARTNERS   45671U106    17,803    833,333 SH           DEFINED     1          833,333
KINDER MORGAN INC
 DEL                 *W EXP 05/25/201 49456B119       817    216,267 SH           SOLE                   216,267
* LEAP WIRELESS
   INTL INC          COM NEW          521863308       112     16,900 SH    CALL   SOLE                    16,900
* LEGACY RESERVES
   LP                UNIT LP INT      524707304    11,136    467,508 SH           DEFINED     1          467,508
LIBERTY MEDIA CORP   DEB 3.500% 1/1   530715AN1       965  1,238,200 PRN                                                  NONE
* LORAL SPACE &
   COMMUNICATNS I    COM              543881106       431      7,883 SH           SOLE                     7,883
* LORAL SPACE &
   COMMUNICATNS I    COM              543881106       547     10,000 SH    PUT    SOLE                    10,000
* MARKWEST ENERGY
   PARTNERS L P      UNIT LTD PARTN   570759100    46,088    903,509 SH           DEFINED     1          903,509
* MCMORAN
   EXPLORATION CO    COM              582411104     8,025    500,000 SH    PUT    SOLE                   500,000
* MERRIMACK
   PHARMACEUTICALS
   IN                COM              590328100     4,597    754,837 SH           SOLE                   754,837
* NORTHSTAR RLTY
   FIN CORP          COM              66704R100     2,112    300,000 SH           SOLE                   300,000
OFS CAP CORP         COM A            67103B100     3,120    227,881 SH           SOLE                   227,881
* OLIN CORP          COM PAR $1       680665205       736     34,100 SH           SOLE                    34,100
* ONEOK INC NEW      COM              682680103    10,688    250,000 SH           DEFINED     1          250,000
* PLX TECHNOLOGY
   INC               COM              693417107     1,470    404,901 SH           SOLE                   404,901
* PPG INDS INC       COM              693506107    60,908    450,000 SH           SOLE                   450,000
* PPG INDS INC       COM              693506107    60,908    450,000 SH    PUT    SOLE                   450,000
* PVR PARTNERS L P   COM UNIT REPTG L 693665101    20,917    805,121 SH           DEFINED     1          805,121
* PALO ALTO
   NETWORKS INC      COM              697435105     9,216    172,200 SH    CALL   SOLE                   172,200
* PHILLIPS 66        COM              718546104    14,252    268,400 SH    CALL   SOLE                   268,400
* PIONEER NAT RES
   CO                COM              723787107    56,392    529,052 SH           DEFINED     1          529,052
* PIONEER NAT RES
   CO                COM              723787107    33,341    312,800 SH    PUT    SOLE                   312,800
* RALCORP HLDGS INC
   NEW               COM              751028101    22,632    252,449 SH           SOLE                   252,449
* RANGE RES CORP     COM              75281A109    22,831    363,384 SH           DEFINED     1          363,384
* RANGE RES CORP     COM              75281A109    14,275    227,200 SH    PUT    SOLE                   227,200
* REGAL BELOIT CORP  COM              758750103     5,285     75,000 SH           SOLE                    75,000
* REGENCY ENERGY
   PARTNERS L P      COM UNITS L P    75885Y107    33,216  1,256,831 SH           DEFINED     1        1,256,831
* RESEARCH IN
   MOTION LTD        COM              760975102       238     20,000 SH    PUT    SOLE                    20,000
* ROADRUNNER TRNSN
   SVCS HLDG I       COM              76973Q105     1,814    100,000 SH           SOLE                   100,000
* ROYAL DUTCH SHELL
   PLC               SPON ADR B       780259107    31,142    439,298 SH           DEFINED     1          439,298
RYLAND GROUP INC     NOTE 1.625% 5/1  783764AQ6    27,943 20,500,000 PRN                                                  NONE
* SPDR S&P 500 ETF
   TR                TR UNIT          78462F103       491      3,450 SH           SOLE                     3,450
* SPDR S&P 500 ETF
   TR                TR UNIT          78462F103    60,462    424,600 SH    PUT    SOLE                   424,600
* SPDR GOLD TRUST    GOLD SHS         78463V107         -    100,000 SH    CALL   SOLE                   100,000
* SPDR SERIES TRUST  S&P OILGAS EXP   78464A730    32,274    596,900 SH    CALL   SOLE                   596,900
* SPDR SERIES TRUST  S&P OILGAS EXP   78464A730    81,105  1,500,000 SH    PUT    SOLE                 1,500,000
* SEALED AIR CORP
   NEW               COM              81211K100     4,378    250,000 SH    CALL   SOLE                   250,000
* SELECT SECTOR
   SPDR TR           SBI CONS STPLS   81369Y308    14,183    406,647 SH           SOLE                   406,647
* SELECT SECTOR
   SPDR TR           SBI INT-FINL     81369Y605     4,100    250,000 SH    CALL   SOLE                   250,000
* SELECT SECTOR
   SPDR TR           SBI INT-ENERGY   81369Y506    35,699    500,000 SH    PUT    SOLE                   500,000
* SHAW GROUP INC     COM              820280105    10,967    235,301 SH           SOLE                   235,301
* SHAW GROUP INC     COM              820280105     4,684    100,500 SH    CALL   SOLE                   100,500
SILVER BAY RLTY TR
 CORP                COM              82735Q102     1,883    100,000 SH           SOLE                   100,000
* SPECTRA ENERGY
   CORP              COM              847560109    35,534  1,297,800 SH           DEFINED     1        1,297,800

* SPECTRUM BRANDS
   HLDGS INC         COM              84763R101       741     16,500 SH           SOLE                    16,500
* SUNRISE SENIOR
   LIVING INC        COM              86768K106     7,886    548,390 SH           SOLE                   548,390
* TEAVANA HLDGS INC  COM              87819P102     8,525    550,000 SH    PUT    SOLE                   550,000
* VANGUARD INTL
   EQUITY INDEX F    MSCI EUROPE ETF  922042874     3,486     72,000 SH           SOLE                    72,000
* VERISIGN INC       COM              92343E102       388     10,000 SH    CALL   SOLE                    10,000
VERISIGN INC         SDCV 3.250% 8/1  92343EAD4    25,475 20,000,000 PRN                                                  NONE
* WALTER ENERGY INC  COM              93317Q105     5,515    153,700 SH    CALL   SOLE                   153,700
* WARNACO GROUP INC  COM NEW          934390402    20,403    285,082 SH           SOLE                   285,082
* WESCO INTL INC     COM              95082P105    14,816    219,730 SH           SOLE                   219,730
* WESTLAKE CHEM
   CORP              COM              960413102     1,190     15,000 SH           SOLE                    15,000
* WHITING PETE CORP
   NEW               COM              966387102    36,477    841,073 SH           DEFINED     1          841,073
* WHITING PETE CORP
   NEW               COM              966387102     1,787     41,200 SH    PUT    SOLE                    41,200
* WPX ENERGY INC     COM              98212B103    27,395  1,841,069 SH           DEFINED     1        1,841,069
ZIONS BANCORPORATION *W EXP 11/14/201 989701131       619    333,909 SH           SOLE                   333,909
* HOME LN SERVICING
   SOLUTIONS         ORD SHS          G6648D109    14,648    775,000 SH           SOLE                   775,000
* ROWAN COMPANIES
   PLC               SHS CL A         G7665A101     2,998     95,878 SH           SOLE                    95,878
* ROWAN COMPANIES
   PLC               SHS CL A         G7665A101     4,497    143,800 SH    PUT    SOLE                   143,800
* WEATHERFORD
   INTERNATIONAL LT  REG SHS          H27013103     6,252    558,700 SH    CALL   SOLE                   558,700
* NOBLE CORPORATION
   BAAR              NAMEN -AKT       H5833N103    28,543    819,738 SH           DEFINED     1          819,738
* PACIFIC DRILLING
   SA LUXEMBOU       REG SHS          L7257P106     6,618    701,104 SH           DEFINED     1          701,104
* AVAGO TECHNOLOGIES
   LTD               SHS              Y0486S104     9,498    300,000 SH           SOLE                   300,000
* TEEKAY CORPORATION COM              Y8564W103    99,503  3,099,796 SH           DEFINED     1        3,099,796